Finance debt - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Short-term debt	€ 4,929	€ 4,238
Current portion of long-term debt	3,434	4,582
Long-term debt	20,139	21,570
Total borrowings	28,502	30,390
Banks
Borrowings
Short-term debt	3,394	2,941
Current portion of long-term debt	330	269
Long-term debt	1,268	921
Total borrowings	4,992	4,131
Ordinary bonds
Borrowings
Current portion of long-term debt	2,320	2,695
Long-term debt	17,855	19,641
Total borrowings	20,175	22,336
Sustainability-linked convertible bonds [member]
Borrowings
Current portion of long-term debt	9	9
Long-term debt	939	928
Total borrowings	948	937
Other financial institutions
Borrowings
Short-term debt	1,535	1,297
Current portion of long-term debt	775	1,609
Long-term debt	77	80
Total borrowings	€ 2,387	€ 2,986